Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 10,346,093	$ 4,914,748	$ 16,391,266
Accounts receivable, net	1,216,625	3,606,660	7,613,832
Loans to third parties		823,231	306,510
Other receivables, net	56,084	166,307	514,369
Prepayments	932,420	1,048,188	2,087,131
Inventories	3,473,727	2,109,088	797,889
Deferred inventory costs	265,367	1,391,066	1,922,486
Total current assets	16,290,316	14,059,288	29,633,483
Non-current assets
Property, plant and equipment, net	31,288,762	26,710,049	13,158,725
Land use right, net	2,224,093	2,252,211	2,416,213
Equipment related prepayment	980,945	376,938	4,029,015
Long term prepayments and other non-current assets	6,465,969	2,171,508	3,140,944
Total non-current assets	40,959,769	31,510,706	22,744,897
Total assets	57,250,085	45,569,994	52,378,380
Current Liabilities
Income tax payable	2,061,106	2,096,155	3,990,404
Accounts payable	1,579,218	1,557,386	1,035,006
Advanced payments from customers	9,373,930	2,764,860	7,160,513
Deferred revenue	1,177,191	3,546,584	7,571,026
Amount due to related parties	6,382,951	1,751,914	705,441
Liability under credit facility	872,765	874,228
Other taxes payables	2,833,208	2,231,903	4,973,474
Accrued expenses and other liabilities	1,445,208	1,508,819	605,974
Total current liabilities	25,725,577	16,331,849	26,041,838
Non-current liabilities
Farmland lease payable			801,139
Total non-current liabilities			801,139
Total liabilities	25,725,577	16,331,849	26,842,977
Commitments and contingencies
Shareholders' Equity
Preferred stock (No par value, Unlimited number authorized, Issued and outstanding: none)
Common stock (No par value, Unlimited number authorized, 28,030,010 shares issued and outstanding as of December 31, 2018 and December 31, 2017)
Additional paid in capital	7,057,676	7,057,676	7,057,676
Statutory reserve	1,811,576	1,811,576	1,779,412
Retained earnings	23,172,074	20,787,143	15,634,756
Accumulated other comprehensive (loss) income	(918,194)	(836,958)	558,264
Total Jufeel International Group's shareholders' equity	31,123,132	28,819,437	25,030,108
Non-controlling interests	401,376	418,708	505,295
Total Shareholders' Equity	31,524,508	29,238,145	25,535,403
Total liabilities and shareholders' equity	$ 57,250,085	$ 45,569,994	$ 52,378,380